INVENTORIES	12 Months Ended
Dec. 31, 2018
Classes of current inventories [abstract]
INVENTORIES
16.	INVENTORIES

	December 31, 2018 US$‘000	December 31, 2017 US$‘000
Raw materials and consumables	10,556	10,345
Work-in-progress	8,239	7,236
Finished goods	11,564	15,224

	30,359	32,805

All inventories are stated at the lower of cost or net realisable value. The replacement cost of inventories does not differ from cost. Total inventories for the Group are shown net of provisions of US$6,299,000 (2017: US$7,543,000). Cost of sales in 2018 includes inventories expensed of US$55,285,000 (2017: US$54,904,000), (2016: US$50,259,000).

The movement on the inventory provision for the three year period to December 31, 2018 is as follows:

	December 31, 2018 US$‘000	December 31, 2017 US$‘000	December 31, 2016 US$‘000
Opening provision at January 1	7,543	10,017	4,822
Charged during the year	480	2,561	6,390
Utilised during the year	(1,544)	(4,749)	(1,065)
Released during the year	(180)	(286)	(130)

Closing provision at December 31	6,299	7,543	10,017

During 2018, US$180,000 (2017: US$286,000), (2016: US$130,000) of inventory provision relating to net realisable value was released to the statement of operations following a current year review of inventory usage.

In 2016, a provision was created of US$4,786,000 in relation to a number of products which were culled during that year. This mainly relates to the Bartels and Microtrak product lines which were acquired previously. Revenues for these products had been declining significantly over the last number of years and had reached the end of their economic life, especially given the level of technical support required to keep older products of this nature on the market.